SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenues		$ 17,931	$ 14,427	$ 11,537
Net income attributable to partnership		432	407	1,093
Statement of financial position [abstract]
Current assets		7,979	6,686
Non-current assets		92,805	66,283
Current liabilities		11,705	8,377
Non-current liabilities		55,063	39,038
Redeemable Partnership Units held by Brookfield		2,190	2,263
Non-controlling interest, BIPC exchange units, equity		1,533	1,289
BIPC exchangeable shares		1,533	1,289
Non-controlling interest, exchange LP units	[1]	72	72
Issuance of perpetual subordinated notes		293	293
In operating subsidiaries		23,661	15,320
Preferred unitholders		918	918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		102	101	556
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		6,532	6,583
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		0	0
Current liabilities		0	0
Non-current liabilities		3,700	3,106
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		1,529	1,005
Current liabilities		216	182
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		775	0	208
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		4,183	3,105
Current liabilities		0	0
Non-current liabilities		36	191
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		(343)	407	885
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		8,595	9,603
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
Issuance of perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		17,931	14,427	11,537
Net income attributable to partnership		(102)	(101)	$ (556)
Statement of financial position [abstract]
Current assets		7,979	6,686
Non-current assets		71,966	45,987
Current liabilities		11,489	8,195
Non-current liabilities		51,327	35,741
Redeemable Partnership Units held by Brookfield		2,190	2,263
Non-controlling interest, BIPC exchange units, equity			1,289
BIPC exchangeable shares		1,533
Non-controlling interest, exchange LP units		72	72
Issuance of perpetual subordinated notes		293	293
In operating subsidiaries		23,661	15,320
Preferred unitholders		$ 918	$ 918

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.